Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note M - Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated were loan customers during 2020. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2020	$3,974
New loans	54
Repayments	(1,588)
Other changes	289
Total loans at December 31, 2020	$2,729

Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

Deposits from principal officers, directors, and their affiliates at year-end 2020 and 2019 were $94,056 and $47,911.  In addition, the Company had promissory notes outstanding with directors and their affiliates totaling $3,198 at year-end 2020 and $3,558 at year-end 2019.  The interest rates ranged from 1.00% to 2.85%, with terms ranging from 10 to 24 months.